Premises and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment
Premises and Equipment

Note 17 - Premises and equipment

The premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2015	2014
Land		$116,701	$115,176
Buildings	10-50	495,631	483,983
Equipment	2-10	302,656	290,444
Leasehold improvements	3-10	70,449	69,443
		868,736	843,870
Less - Accumulated depreciation
and amortization		503,829	475,162
Subtotal		364,907	368,708
Construction in progress		21,003	10,697
Total premises and equipment, net		$502,611	$494,581

Depreciation and amortization of premises and equipment for the year 2015 was $47.5 million (2014 -$47.1 million; 2013 - $48.2 million), of which $22.9 million (2014 - $23.8 million; 2013 - $24.8 million) was charged to occupancy expense and $24.6 million (2014 - $23.3 million; 2013 - $23.4 million) was charged to equipment, communications and other operating expenses. Occupancy expense is net of rental income of $28.1 million (2014 - $28.1 million; 2013 - $26.6 million).